Risk Management Section - (Loan Loss Provisioning) ING Bank portfolio per line of business, outstandings (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 831,605	€ 773,636
In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	731,117
Allowance To Mitigate Maximum Credit Exposure	4,565
Stage 1: 12-month expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	677,719
Allowance To Mitigate Maximum Credit Exposure	501
Stage 2: Lifetime expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	42,823
Allowance To Mitigate Maximum Credit Exposure	925
Stage 3: Lifetime Expected Credit Losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,575
Allowance To Mitigate Maximum Credit Exposure	3,139
1 (AAA) [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	67,543
Allowance To Mitigate Maximum Credit Exposure	1
1 (AAA) [member] | Stage 1: 12-month expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	67,543
Allowance To Mitigate Maximum Credit Exposure	1
1 (AAA) [member] | Stage 2: Lifetime expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
1 (AAA) [member] | Stage 3: Lifetime Expected Credit Losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
2-4 (AA) [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	63,378
Allowance To Mitigate Maximum Credit Exposure	3
2-4 (AA) [member] | Stage 1: 12-month expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	63,357
Allowance To Mitigate Maximum Credit Exposure	3
2-4 (AA) [member] | Stage 2: Lifetime expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21
Allowance To Mitigate Maximum Credit Exposure	0
2-4 (AA) [member] | Stage 3: Lifetime Expected Credit Losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
5-7 (A) [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	97,208
Allowance To Mitigate Maximum Credit Exposure	11
5-7 (A) [member] | Stage 1: 12-month expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	95,514
Allowance To Mitigate Maximum Credit Exposure	11
5-7 (A) [member] | Stage 2: Lifetime expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,694
Allowance To Mitigate Maximum Credit Exposure	0
5-7 (A) [member] | Stage 3: Lifetime Expected Credit Losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
8-10 (BBB) [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	251,420
Allowance To Mitigate Maximum Credit Exposure	59
8-10 (BBB) [member] | Stage 1: 12-month expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	247,452
Allowance To Mitigate Maximum Credit Exposure	54
8-10 (BBB) [member] | Stage 2: Lifetime expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,968
Allowance To Mitigate Maximum Credit Exposure	5
8-10 (BBB) [member] | Stage 3: Lifetime Expected Credit Losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
11-13 (BB) [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	187,370
Allowance To Mitigate Maximum Credit Exposure	299
11-13 (BB) [member] | Stage 1: 12-month expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	178,318
Allowance To Mitigate Maximum Credit Exposure	227
11-13 (BB) [member] | Stage 2: Lifetime expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,052
Allowance To Mitigate Maximum Credit Exposure	72
11-13 (BB) [member] | Stage 3: Lifetime Expected Credit Losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
14-16 (B) [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	43,964
Allowance To Mitigate Maximum Credit Exposure	585
14-16 (B) [member] | Stage 1: 12-month expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,241
Allowance To Mitigate Maximum Credit Exposure	197
14-16 (B) [member] | Stage 2: Lifetime expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,723
Allowance To Mitigate Maximum Credit Exposure	388
14-16 (B) [member] | Stage 3: Lifetime Expected Credit Losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,870	5,126
17 (CCC) [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,281
Allowance To Mitigate Maximum Credit Exposure	165
17 (CCC) [member] | Stage 1: 12-month expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	294
Allowance To Mitigate Maximum Credit Exposure	8
17 (CCC) [member] | Stage 2: Lifetime expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,987
Allowance To Mitigate Maximum Credit Exposure	157
17 (CCC) [member] | Stage 3: Lifetime Expected Credit Losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
18 (CC) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,535	3,486
18 (CC) [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,399
Allowance To Mitigate Maximum Credit Exposure	147
18 (CC) [member] | Stage 1: 12-month expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
18 (CC) [member] | Stage 2: Lifetime expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,399
Allowance To Mitigate Maximum Credit Exposure	147
18 (CC) [member] | Stage 3: Lifetime Expected Credit Losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
19 (C) [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,021	€ 2,353
19 (C) [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,979
Allowance To Mitigate Maximum Credit Exposure	156
19 (C) [member] | Stage 1: 12-month expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
19 (C) [member] | Stage 2: Lifetime expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,979
Allowance To Mitigate Maximum Credit Exposure	156
19 (C) [member] | Stage 3: Lifetime Expected Credit Losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
20-22 (D) [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,575
Allowance To Mitigate Maximum Credit Exposure	3,139
20-22 (D) [member] | Stage 1: 12-month expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
20-22 (D) [member] | Stage 2: Lifetime expected credit losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	0
Allowance To Mitigate Maximum Credit Exposure	0
20-22 (D) [member] | Stage 3: Lifetime Expected Credit Losses [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,575
Allowance To Mitigate Maximum Credit Exposure	€ 3,139